UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/2012

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements.  Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund

Dreyfus U.S. Equity Fund

Global Stock Fund

International Stock Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Small Cap Value Fund
February 29, 2012 (Unaudited)

Common Stocks--97.0%	Shares	Value ($)
Consumer Discretionary--14.9%
ACCO Brands	32,900a	388,220
American Eagle Outfitters	35,250	512,535
Amerigon	56,600a	833,152
Asbury Automotive Group	31,300a	811,609
Ascena Retail Group	59,744a	2,306,118
Avery Dennison	30,900	942,450
Barrett Business Services	42,043	715,572
Bebe Stores	61,466	550,735
Brown Shoe	43,270	466,451
Cabela's	37,530a	1,331,564
Carter's	32,700a	1,588,239
Charming Shoppes	185,450a	1,047,793
Chico's FAS	76,160	1,143,162
Coinstar	17,700a,b	1,030,671
Collective Brands	35,100a	632,502
Convergys	49,600a	638,848
Cooper Tire & Rubber	80,520	1,336,632
Cracker Barrel Old Country Store	36,205	2,015,532
CSS Industries	40,200	787,920
Delta Apparel	12,085a	198,073
Ennis	45,501	762,597
Exide Technologies	125,800a	373,626
FTI Consulting	32,601a	1,306,322
G-III Apparel Group	16,100a	401,212
H&E Equipment Services	22,500a	389,025
Helen of Troy	30,250a	983,125
Interval Leisure Group	85,320a	1,150,967
JAKKS Pacific	29,228	453,911
JOS. A. Bank Clothiers	22,220a	1,144,108
Korn/Ferry International	110,262a	1,760,884

Krispy Kreme Doughnuts	52,870a	432,477
Lifetime Brands	46,015	537,455
Men's Wearhouse	9,500	367,935
Meredith	58,628b	1,928,861
Nu Skin Enterprises, Cl. A	21,274	1,228,786
OfficeMax	167,600a	938,560
Pantry	41,050a	510,252
Pier 1 Imports	68,500a	1,176,145
Quiksilver	133,800a	626,184
RadioShack	53,000b	375,770
Rent-A-Center	136,747	4,843,578
Ruby Tuesday	50,010a	389,078
Ruth's Hospitality Group	71,839a	447,557
Sally Beauty Holdings	68,220a	1,623,636
Select Comfort	28,200a	834,438
Shuffle Master	86,400a	1,261,440
Shutterfly	25,300a	692,208
Skechers USA, Cl. A	36,820a	470,191
Talbots	55,500a	164,280
Titan International	14,900	367,136
Valassis Communications	87,530a,b	2,186,499
Visteon	6,450a	346,494
Wendy's	116,900	592,683
Wet Seal, Cl. A	82,102a	287,357
		50,632,555
Consumer Staples--1.3%
Andersons	22,000	947,980
Constellation Brands, Cl. A	38,700a	845,208
Flowers Foods	63,570	1,216,730
Nash Finch	50,198	1,345,808
Overhill Farms	41,025a	177,638
		4,533,364
Energy--5.6%
Atmos Energy	59,912	1,841,096
Basic Energy Services	15,800a	313,788
Berry Petroleum, Cl. A	39,320	2,121,707
Cal Dive International	304,620a	883,398

Callon Petroleum	128,762a	909,060
Covanta Holding	43,200	705,456
CVR Energy	34,800	946,908
Energy XXI	23,000a	860,890
GeoResources	36,320a	1,163,693
Gulfport Energy	47,530a	1,597,959
ION Geophysical	76,000a	544,160
McDermott International	37,540a	490,272
Newpark Resources	108,800a	856,256
Northern Oil and Gas	59,690a,b	1,415,250
PetroQuest Energy	55,020a,b	335,622
Power-One	230,880a,b	1,002,019
Stone Energy	16,020a	511,839
Synergy Resources	139,680a	480,499
Tetra Technologies	63,600a	578,124
TransGlobe Energy	50,700a	587,106
Venoco	10,900a	118,810
Warren Resources	198,309a	773,405
		19,037,317
Exchange Traded Funds--.7%
iShares Russell 2000 Index Fund	29,123b	2,360,419
Financial--27.2%
Alterra Capital Holdings	21,500	493,640
Altisource Portfolio Solutions	37,233a	2,399,295
American Equity Investment Life
Holding	191,957	2,322,680
Ares Capital	141,557	2,359,755
Aspen Insurance Holdings	19,060	505,662
Asta Funding	60,630	477,764
Astoria Financial	56,000b	491,680
BancorpSouth	69,474b	822,572
Bank of Hawaii	40,351	1,856,146
BankUnited	1,500	34,545
BBCN Bancorp	143,334a	1,469,174
Brandywine Realty Trust	50,300c	543,743
Brookline Bancorp	54,174	497,317
Bryn Mawr Bank	53,520	1,052,203

Capstead Mortgage	74,800c	994,840
Cash America International	15,200	704,976
CBIZ	175,432a	1,140,308
Centerstate Banks	79,050	553,350
City Holding	25,100b	860,177
City National	2,300	108,100
Columbia Banking System	111,555	2,359,388
Comerica	24,827	737,114
Community Bank System	90,417	2,470,192
CoreLogic	61,600a	947,408
Cullen/Frost Bankers	27,686	1,563,705
CVB Financial	125,100	1,347,327
Deluxe	86,989	2,146,019
Dime Community Bancshares	67,230	935,842
Donegal Group, Cl. A	45,835	631,148
Encore Capital Group	36,200a	806,536
F.N.B.	116,255	1,370,646
FBL Financial Group, Cl. A	27,247	925,581
Fidelity National Financial, Cl. A	26,510	457,563
Fifth Street Finance	33,268b	329,353
First Bancorp	20,700	207,000
First Cash Financial Services	22,500a	950,850
First Commonwealth Financial	99,000	593,010
First Financial Bankshares	34,620b	1,186,081
First Financial Holdings	47,566	464,244
First Merchants	58,885	652,446
First Midwest Bancorp	49,578	573,122
First Niagara Financial Group	67,200	642,432
First Potomac Realty Trust	66,392c	878,366
Flushing Financial	33,525	434,149
Glimcher Realty Trust	161,507c	1,598,919
Hancock Holding	32,110	1,090,135
HCC Insurance Holdings	75,793	2,314,718
Heritage Financial Group	38,704	464,061
Horace Mann Educators	31,500	545,895
Huntington Bancshares	118,700	693,802
IBERIABANK	27,100	1,437,384

Investment Technology Group	85,678a	985,297
Investors Bancorp	17,332a	251,834
Knight Capital Group, Cl. A	73,853a	978,552
LaSalle Hotel Properties	27,000c	720,360
Lender Processing Services	174,200	3,839,368
Medical Properties Trust	190,049c	1,847,276
MGIC Investment	83,900a,b	378,389
MoneyGram International	37,400a	670,208
National Western Life Insurance	6,100	828,136
Ocwen Financial	262,540a	4,229,519
Omega Healthcare Investors	158,303c	3,224,632
Parkway Properties	81,338c	812,567
Piper Jaffray	22,070a	542,481
Platinum Underwriters Holdings	15,040	534,822
Primerica	77,390	1,936,298
PS Business Parks	13,000c	811,460
Ramco-Gershenson Properties	47,180c	522,283
RLI	16,800	1,177,008
Rockville Financial	39,828	460,013
SVB Financial Group	33,822a	2,004,968
TCF Financial	56,600	610,148
Texas Capital Bancshares	37,900a	1,284,431
Tower Group	126,459	2,914,880
Trustmark	46,681	1,100,738
Umpqua Holdings	54,100	666,512
Union First Market Bankshares	36,824	511,117
Validus Holdings	18,291	557,693
Waddell & Reed Financial, Cl. A	57,202	1,805,295
Walter Investment Management	66,440	1,354,047
Washington Federal	26,938	436,396
Wintrust Financial	39,500	1,331,545
World Acceptance	27,409a	1,741,020
		92,511,656
Health Care--6.9%
Accuray	82,530a	559,553
Affymetrix	77,700a	324,009
Air Methods	12,300a	1,109,829

AmSurg	87,265a	2,280,234
AngioDynamics	27,077a	352,543
Atrion	1,280	263,680
Cambrex	137,900a	918,414
Charles River Laboratories
International	16,900a	593,697
Chemed	6,900	426,558
CryoLife	92,852a	506,043
Halozyme Therapeutics	36,540a	420,575
Health Management Associates, Cl.
A	149,800a	1,105,524
Hill-Rom Holdings	59,571	2,023,627
IRIS International	45,704a	510,514
Kindred Healthcare	161,758a	1,664,490
Lincare Holdings	54,550b	1,465,213
Magellan Health Services	32,900a	1,554,854
Medical Action Industries	6,514a	35,306
Medicines	16,766a	359,295
Medicis Pharmaceutical, Cl. A	32,100	1,121,574
Merit Medical Systems	45,309a	567,269
Metropolitan Health Networks	21,400a	178,904
Natus Medical	25,646a	268,514
Nektar Therapeutics	58,316a,b	418,126
Pacific Biosciences of California	145,294a,b	605,876
Questcor Pharmaceuticals	14,200a	552,380
Rigel Pharmaceuticals	26,938a	269,380
SXC Health Solutions	5,400a	382,320
Symmetry Medical	208,775a	1,511,531
Syneron Medical	40,840a	455,774
Universal American	65,250	739,935
		23,545,541
Industrial--17.4%
AAON	38,147	707,627
Actuant, Cl. A	52,350	1,474,699
Aegion	41,664a	733,703
Aerovironment	6,350a	180,848
Air Transport Services Group	111,423a	605,027

American Reprographics	249,275a	1,316,172
Atlas Air Worldwide Holdings	14,500a	617,990
Bristow Group	60,898	2,874,995
CAI International	55,770a	1,123,766
Ceco Environmental	7,200	51,480
Ceradyne	23,460	725,149
Crown Holdings	23,100a	854,007
CTS	149,240	1,484,938
Danaos	99,400a	424,438
EnerSys	91,177a	3,061,723
ESCO Technologies	23,000	823,170
Flow International	120,070a	480,280
Foster Wheeler	13,038a	321,126
Franklin Electric	16,723	836,317
Gibraltar Industries	26,797a	370,335
Global Power Equipment Group	49,420a	1,198,435
Granite Construction	15,161	433,605
Greif, Cl. A	19,325	989,633
Harsco	19,770	439,487
Hawaiian Holdings	101,800a	540,558
Heartland Payment Systems	28,600	809,952
Hexcel	113,375a	2,864,986
Hubbell, Cl. B	4,250	319,685
iRobot	29,900a	763,048
ITT	21,700	541,415
John Bean Technologies	46,750	807,373
KBR	24,900	904,368
Kelly Services, Cl. A	51,400	771,000
LeCroy	25,800a	236,328
LSI Industries	52,715	364,261
Lydall	74,930a	682,612
Manitowoc	35,600	560,344
McGrath Rentcorp	46,750	1,484,313
Medifast	47,300a,b	767,679
Metals USA Holdings	63,980a	836,858
Myers Industries	50,250	669,330
NACCO Industries, Cl. A	10,260	1,003,428

Navistar International	18,300a	764,574
Old Dominion Freight Line	30,750a	1,337,933
Orion Marine Group	55,450a	404,785
Pall	11,790	748,076
Park Electrochemical	55,261	1,574,939
Pulse Electronics	166,643	513,260
Ryder System	15,800	841,034
Sauer-Danfoss	21,220a	1,148,851
School Specialty	38,090a	121,888
Sealed Air	43,500	853,905
Shaw Group	27,220a	787,747
SkyWest	42,928	490,238
Sonoco Products	45,286	1,487,192
Spirit Aerosystems Holdings, Cl. A	29,800a	714,008
Standex International	55,410	2,117,216
Steelcase, Cl. A	50,010	439,088
Teledyne Technologies	11,900a	709,240
Tennant	23,400	960,336
Textron	25,900	712,509
Thor Industries	61,506	2,003,250
Tutor Perini	131,781a	2,079,504
Twin Disc	38,750b	1,238,450
		59,104,511
Information Technology--12.0%
Acacia Research	24,650a	973,675
Accelrys	68,200a	541,508
Acxiom	91,664a	1,286,963
American Software, Cl. A	127,414	1,058,810
AXT	80,900a	463,557
Benchmark Electronics	49,224a	808,258
Brocade Communications Systems	212,540a	1,228,481
CACI International, Cl. A	32,260a	1,907,856
Cadence Design Systems	40,400a	475,508
Cardtronics	44,900a	1,193,891
DDI	96,790	1,052,107
Digital River	36,100a	637,165
Dolby Laboratories, Cl. A	5,100a	194,157

DST Systems	14,100	747,300
Electronics for Imaging	76,125a	1,214,955
Emulex	50,690a	530,217
FalconStor Software	186,738a	532,203
FormFactor	110,242a	563,337
Freescale Semiconductor Holdings I	10,800b	174,204
GSI Group	29,799a	342,391
GT Advanced Technologies	177,690a	1,521,026
Integrated Silicon Solution	68,750a	727,375
Internap Network Services	74,221a	555,173
International Rectifier	72,121a	1,619,117
Itron	15,540a	690,287
LTX-Credence	59,692a	402,921
MagicJack VocalTec	22,650a,b	464,325
Magnachip Semiconductor	49,720	575,758
MEMC Electronic Materials	86,000a	337,980
Mercury Computer Systems	25,800a	370,746
Monster Worldwide	54,590a	378,855
NetScout Systems	33,700a	715,451
Online Resources	139,990a	419,970
Openwave Systems	177,527a	429,615
Plexus	20,699a	718,255
Radisys	58,357a	437,094
Rovi	7,900a	280,292
Schawk	24,430	270,440
Scientific Games, Cl. A	59,100a	621,141
SeaChange International	57,300a	391,932
Silicon Image	166,400a	860,288
Spansion, Cl. A	35,240a	451,072
Standard Microsystems	68,535a	1,753,811
SYNNEX	37,280a	1,537,054
TeleCommunication Systems, Cl. A	82,600a	221,368
Teradyne	21,640a	355,329
Tyler Technologies	10,500a	396,585
Ultratech	23,900a	650,319
Veeco Instruments	13,750a,b	371,800
Verint Systems	29,100a	799,959

Vishay Intertechnology	265,450a	3,254,417
Vishay Precision Group	61,020a	896,384
Zebra Technologies, Cl. A	33,501a	1,287,778
		40,690,460
Materials--5.1%
American Vanguard	42,200	697,144
Chemtura	48,200a	748,064
Cytec Industries	10,200	606,492
Ferro	86,340a	479,187
Glatfelter	132,887	2,074,366
Horsehead Holding	37,826a	431,216
KapStone Paper and Packaging	23,050a	463,305
Kraton Performance Polymers	44,580a	1,238,878
Lawson Products	14,326	233,657
Mercer International	129,880a	1,119,566
Metalico	92,130a	462,493
Olympic Steel	16,760	392,854
Omnova Solutions	212,020a	1,081,302
PolyOne	85,610	1,149,742
RPM International	58,567	1,397,994
RTI International Metals	36,570a	824,288
Schweitzer-Mauduit International	13,204	924,940
Sensient Technologies	24,725	914,578
Stillwater Mining	26,360a	374,312
TPC Group	3,650a	126,801
Westlake Chemical	9,300	560,139
Worthington Industries	60,530	1,021,141
		17,322,459
Telecommunications--2.7%
Anixter International	3,006a	209,037
Arris Group	66,400a	756,296
Aviat Networks	179,822a	472,932
Black Box	58,809	1,583,138
Ciena	36,800a	549,056
Comverse Technology	37,400a	240,108
DigitalGlobe	35,800a	550,604
Extreme Networks	114,410a	422,173

Infinera	76,400a	608,144
Oplink Communications	85,802a	1,408,011
Plantronics	36,476	1,360,555
Premiere Global Services	20,022a	173,190
RF Micro Devices	119,700a	570,969
Sierra Wireless	41,800a,b	322,278
		9,226,491
Utilities--3.2%
Cleco	38,800	1,493,024
Empire District Electric	40,669	811,347
GenOn Energy	344,790a	848,183
Hawaiian Electric Industries	49,985	1,252,124
NorthWestern	36,600	1,271,118
Ormat Technologies	35,100b	710,424
Pike Electric	47,630a	425,336
Portland General Electric	63,496	1,564,541
Southwest Gas	27,000	1,151,550
UniSource Energy	38,000	1,398,020
		10,925,667
Total Common Stocks
(cost $293,484,414)		329,890,440
Investment of Cash Collateral for
Securities Loaned--3.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,764,941)	11,764,941[d]	11,764,941
Total Investments (cost $305,249,355)	100.5%	341,655,381
Liabilities, Less Cash and Receivables	(.5%)	(1,786,576)
Net Assets	100.0%	339,868,805

a	Non-income producing security.
b	Security, or portion thereof, on loan. At February 29, 2012, the value of the fund's securities on loan was $11,133,556 and the value of the collateral held by the fund was $11,764,941.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At February 29, 2012, net unrealized appreciation on investments was $36,406,026 of which $51,106,010 related to appreciated investment securities and $14,699,984 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	27.2
Industrial	17.4
Consumer Discretionary	14.9
Information Technology	12.0
Health Care	6.9
Energy	5.6
Materials	5.1
Money Market Investments	3.5
Utilities	3.2
Telecommunications	2.7
Consumer Staples	1.3
Exchange Traded Funds	.7
100.5
† Based on net assets.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	323,598,841	-	-	323,598,841
Equity Securities - Foreign+	3,931,180	-	-	3,931,180
Mutual Funds/Exchange Traded Funds	14,125,360	-	-	14,125,360
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Equity Fund
February 29, 2012 (Unaudited)

Common Stocks--96.1%	Shares	Value ($)
Consumer Discretionary--18.6%
Coach	145,500	10,889,220
Family Dollar Stores	159,100	8,589,809
McDonald's	87,700	8,706,856
NIKE, Cl. B	104,300	11,256,056
Panera Bread, Cl. A	54,700a	8,455,526
Starbucks	194,400	9,440,064
TJX	315,300	11,543,133
Tractor Supply	104,400	8,923,068
Urban Outfitters	320,400a	9,096,156
		86,899,888
Consumer Staples--7.7%
Coca-Cola	134,700	9,410,142
Colgate-Palmolive	101,900	9,495,042
PepsiCo	132,300	8,326,962
Wal-Mart Stores	151,500	8,950,620
		36,182,766
Energy--11.3%
Apache	113,300	12,228,469
CARBO Ceramics	104,900	9,614,085
EOG Resources	90,860	10,345,320
Occidental Petroleum	104,400	10,896,228
Schlumberger	128,050	9,937,960
		53,022,062
Health Care--12.3%
C.R. Bard	32,450	3,037,969
Celgene	128,500a	9,422,262
Johnson & Johnson	138,200	8,994,056
Meridian Bioscience	410,300	7,393,606
ResMed	356,800a	10,454,240
Stryker	169,400	9,086,616

Varian Medical Systems	139,000a	9,069,750
		57,458,499
Industrial--16.3%
Boeing	125,200	9,383,740
C.H. Robinson Worldwide	135,200	8,946,184
Donaldson	133,500	9,802,905
Emerson Electric	217,200	10,927,332
Fastenal	193,400	10,188,312
MSC Industrial Direct, Cl. A	113,500	9,013,035
Precision Castparts	54,160	9,068,009
Rockwell Collins	151,400	8,976,506
		76,306,023
Information Technology--23.9%
Adobe Systems	291,300a	9,580,857
Amphenol, Cl. A	123,300	6,899,868
Automatic Data Processing	160,500	8,718,360
Cisco Systems	456,900	9,083,172
FLIR Systems	187,500	4,906,875
Google, Cl. A	16,960a	10,485,520
Intel	373,600	10,042,368
MasterCard, Cl. A	25,870	10,865,400
Microsoft	311,300	9,880,662
Oracle	351,100	10,276,697
Paychex	326,000	10,203,800
QUALCOMM	174,100	10,825,538
		111,769,117
Materials--6.0%
Monsanto	113,500	8,782,630
Praxair	82,500	8,992,500
Sigma-Aldrich	139,900	10,043,421
		27,818,551
Total Common Stocks
		449,456,906

Other Investment--3.5%
Registered Investment Company;
Dreyfus Institutional Preferred

	16,332,000[b]	16,332,000
Total Investments (cost $406,976,065)	99.6%	465,788,906
Cash and Receivables (Net)	.4%	2,069,293
Net Assets	100.0%	467,858,199

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 29, 2012, net unrealized appreciation on investments was $58,812,841 of which $62,433,018 related to appreciated investment securities and $3,620,177 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	23.9
Consumer Discretionary	18.6
Industrial	16.3
Health Care	12.3
Energy	11.3
Consumer Staples	7.7
Materials	6.0
Money Market Investment	3.5
99.6
† Based on net assets.

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	449,456,906	-	-	449,456,906
Mutual Funds	16,332,000	-	-	16,332,000
+ See Statement of Investments for additional detailed categorizations.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Global Stock Fund
February 29, 2012 (Unaudited)

Common Stocks--96.6%	Shares	Value ($)
Australia--3.8%
CSL	305,300	10,732,845
Woodside Petroleum	298,000	11,901,591
		22,634,436
Brazil--2.1%
Petroleo Brasileiro, ADR	432,800	12,330,472
Canada--2.1%
Suncor Energy	346,700	12,481,130
China--.9%
China Shenhua Energy, Cl. H	1,182,000	5,463,333
Denmark--2.1%
Novo Nordisk, Cl. B	90,900	12,746,264
France--3.5%
Cie Generale d'Optique Essilor International	115,000	9,156,119
L'Oreal	102,100	11,645,369
		20,801,488
Hong Kong--6.4%
China Mobile	1,082,000	11,557,683
CLP Holdings	940,500	8,306,162
CNOOC	5,591,000	12,831,000
Hong Kong & China Gas	2,107,880	5,380,989
		38,075,834
Japan--14.8%
Canon	244,700	11,077,574
Chugai Pharmaceutical	371,100	6,071,632
Daikin Industries	183,200	5,431,320
Denso	376,900	12,458,240
FANUC	64,400	11,669,480
Honda Motor	331,600	12,625,194
Keyence	20,870	5,473,593
Mitsubishi Estate	616,000	11,139,378
Shin-Etsu Chemical	224,600	12,032,636
		87,979,047
Singapore--1.1%
DBS Group Holdings	553,285	6,282,051
Spain--2.0%
Inditex	130,500	12,050,621
Sweden--2.0%
Hennes & Mauritz, Cl. B	330,000	11,859,811
Switzerland--4.3%
Nestle	172,000	10,513,540

Novartis	100,600	5,480,904
SGS	5,000	9,367,746
		25,362,190
United Kingdom--10.2%
BG Group	455,800	11,003,794
HSBC Holdings	1,352,000	11,943,835
Reckitt Benckiser Group	215,600	11,936,237
Standard Chartered	491,200	12,639,855
Tesco	1,515,000	7,618,624
WM Morrison Supermarkets	1,200,500	5,538,595
		60,680,940
United States--41.3%
Adobe Systems	372,300a	12,244,947
Amphenol, Cl. A	165,400	9,255,784
Automatic Data Processing	194,600	10,570,672
C.R. Bard	79,700	7,461,514
Cisco Systems	579,000	11,510,520
Colgate-Palmolive	111,700	10,408,206
EOG Resources	105,700	12,035,002
Fastenal	210,000	11,062,800
FLIR Systems	151,500	3,964,755
Google, Cl. A	16,600a	10,262,950
Intel	445,300	11,969,664
Johnson & Johnson	145,600	9,475,648
MasterCard, Cl. A	27,700	11,634,000
Microsoft	376,700	11,956,458
NIKE, Cl. B	110,900	11,968,328
Oracle	340,100	9,954,727
Praxair	98,700	10,758,300
Precision Castparts	67,400	11,284,782
QUALCOMM	198,500	12,342,730
Schlumberger	149,200	11,579,412
Sigma-Aldrich	151,818	10,899,014
TJX	326,800	11,964,148
Wal-Mart Stores	185,200	10,941,616
		245,505,977
Total Common Stocks
(cost $467,312,314)		574,253,594

Other Investment--3.0%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $17,700,000)	17,700,000[b]	17,700,000
Total Investments (cost $485,012,314)	99.6	591,953,594
Cash and Receivables (Net)	.4%	2,462,780
Net Assets	100.0%	594,416,374

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 29, 2012, net unrealized appreciation on investments was $106,941,280 of which $112,883,952 related to appreciated investment securities and $5,942,672 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	22.2
Energy	15.1
Consumer Discretionary	12.3
Consumer Staples	11.5
Health Care	10.3
Industrials	8.2
Financial	7.1
Materials	5.7
Money Market Investment	3.0
Utilities	2.3
Telecommunication Services	1.9
99.6
† Based on net assets.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	245,505,977	-	-	245,505,977
Equity Securities - Foreign+	328,747,617	-	-	328,747,617
Mutual Funds	17,700,000	-	-	17,700,000
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
International Stock Fund
February 29, 2012 (Unaudited)

Common Stocks--96.6%	Shares	Value ($)
Australia--9.2%
Coca-Cola Amatil	2,355,000	30,307,580
Cochlear	280,800	18,409,017
CSL	877,400	30,845,064
Woodside Petroleum	853,200	34,075,295
Woolworths	1,122,000	30,455,386
		144,092,342
Belgium--1.9%
Colruyt	740,800	29,036,659
Brazil--2.2%
Petroleo Brasileiro, ADR	1,222,600	34,831,874
Canada--2.2%
Suncor Energy	941,600	33,897,410
China--1.4%
China Shenhua Energy, Cl. H	4,670,000	21,585,248
Denmark--2.4%
Novo Nordisk, Cl. B	265,000	37,159,075
Finland--.9%
Kone, Cl. B	242,000	14,376,589
France--6.1%
Cie Generale d'Optique Essilor International	286,000	22,770,870
Danone	487,000	32,947,667
L'Oreal	263,600	30,065,810
Vallourec	143,800	10,125,276
		95,909,623
Germany--4.1%
Adidas	391,000	30,724,479
SAP	484,900	32,721,608
		63,446,087
Hong Kong--7.9%
China Mobile	2,778,500	29,679,318
CLP Holdings	3,214,000	28,384,905

CNOOC	14,692,000	33,717,233
Hong Kong & China Gas	12,652,915	32,300,317
		124,081,773
Japan--25.5%
AEON Mall	764,400	17,085,924
Canon	618,800	28,013,089
Chugai Pharmaceutical	628,000	10,274,819
Daikin Industries	361,800	10,726,264
Daito Trust Construction	289,900	25,534,309
Denso	994,900	32,885,918
FANUC	168,300	30,496,482
Honda Motor	934,700	35,587,360
Hoya	588,300	13,692,503
INPEX	4,300	30,521,589
Keyence	76,200	19,985,041
Komatsu	1,274,500	37,973,170
Mitsubishi Estate	1,592,000	28,788,781
Shimamura	204,300	22,342,564
Shin-Etsu Chemical	555,700	29,770,864
Tokio Marine Holdings	899,000	24,827,839
		398,506,516
Luxembourg--1.0%
Tenaris, ADR	388,800	15,038,784
Singapore--1.9%
DBS Group Holdings	1,187,338	13,481,149
Oversea-Chinese Banking	2,269,061	16,292,462
		29,773,611
Spain--1.8%
Inditex	308,700	28,505,951
Sweden--2.0%
Hennes & Mauritz, Cl. B	855,500	30,745,663
Switzerland--5.7%
Nestle	467,000	28,545,485
Novartis	503,000	27,404,521
Roche Holding	103,400	18,000,995
SGS	8,290	15,531,723
		89,482,724
Taiwan--2.0%

Taiwan Semiconductor Manufacturing, ADR	2,179,900	31,652,148
United Kingdom--18.4%
BG Group	1,280,000	30,901,397
Burberry Group	1,310,000	29,426,962
Cairn Energy	0a	3
Centrica	6,856,000	33,157,657
HSBC Holdings	3,540,000	31,273,060
Reckitt Benckiser Group	537,000	29,729,867
SABMiller	788,000	31,935,951
Smith & Nephew	3,150,000	30,969,805
Standard Chartered	1,240,000	31,908,428
Tesco	5,725,000	28,789,852
WM Morrison Supermarkets	1,945,000	8,973,400
		287,066,382
Total Common Stocks
(cost $1,351,652,796)		1,509,188,459

Other Investment--2.9%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $45,800,000)	45,800,000[b]	45,800,000
Total Investments (cost $1,397,452,796)	99.5%	1,554,988,459
Cash and Receivables (Net)	.5%	7,517,531
Net Assets	100.0%	1,562,505,990

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At February 29, 2012, net unrealized appreciation on investments was $157,535,663 of which $188,870,210 related to appreciated investment securities and $31,334,547 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	18.0
Energy	15.0
Consumer Discretionary	13.5

Health Care	12.5
Financial	12.1
Information Technology	8.1
Industrial	7.6
Utilities	6.0
Money Market Investment	2.9
Materials	1.9
Telecommunication Services	1.9
99.5
† Based on net assets.

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	1,509,188,459	-	-	1,509,188,459
Mutual Funds	45,800,000	-	-	45,800,000
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By: _/s/ Bradley J. Skapyak_
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _/s/ Bradley J. Skapyak_
Bradley J. Skapyak President
Date:	April 23, 2012

By: _/s/ James Windels_
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)